Lease Right-of-Use Asset and Lease Liabilities (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Leases [Abstract]
Schedule of Right-of Use Asset and Lease Liability

As of March 31, 2020 and March 31, 2019, the right-of use asset and lease liabilities are as follows:

	March 31, 2020	March 31, 2019

Right-of-use asset – operating leases	$1,835,717	$-

Lease liabilities – current portion	443,543	-
Lease liabilities – non-current portion	1,392,174	-
	$1,835,717	$-

Schedule of Lease Cost

Lease cost

	Three months ended September 30,		Six months ended September 30,
	2020	2019	2020	2019
Operating lease cost	113,015	142,779	224,721	199,612
Short-term lease cost	-	6,278	-	63,785
	$113,015	$149,057	224,721	263,397

Lease cost
	2020	2019

Operating lease cost	451,685	94,986
Short-term lease cost	63,785	-
	515,470	94,986

Schedule of Other Information for Right-of Use Asset and Lease Liabilities

Other information

	Three months ended September 30,		Six months ended September 30,
	2020	2019	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow from operating leases	$113,015	$149,057	$224,721	$263,397
Right-of-use assets obtained in exchange for new operating leases liabilities	28,865	1,633,055	28,865	1,901,008
Weighted average remaining lease term - Operating leases (years)	3.8	4.7	3.8	4.7
Weighted average discount rate - Operating leases	4.35%	4.35%	4.35%	4.35%

Other information

	2020	2019

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow from operating leases	$515,470	$-
Right-of-use assets obtained in exchange for new operating leases liabilities	1,982,393	-
Weighted average remaining lease term - Operating leases (years)	4.2	-
Weighted average discount rate - Operating leases	4.35%	-